SHARE-BASED PAYMENTS - Narratives (Details) $ in Millions				12 Months Ended
	Mar. 30, 2022 shares	May 20, 2021 shares	Jan. 16, 2021 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses for equity-settled awards and cash-settled awards recognized | $				$ 46.0		$ 0.0		$ 0.0
Time vested options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted					35
Group performance based options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted					65
ESOP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted					1.2
Vesting term				3 years
Weighted average exercise price of outstanding shares					€ 35.79
Remaining contractual life of outstanding shares				6 years
Number of options exercised | shares				0
Weighted average exercise price of share option granted					€ 32.20
ESOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted					3
Vesting term				5 years
Weighted average exercise price of outstanding shares					€ 27.92		€ 23.60		€ 23.60	€ 23.60
Remaining contractual life of outstanding shares				6 years		7 years		8 years
Number of options exercised | shares				0
Number of share option granted | shares	92,177	34,566	345,662
Weighted average exercise price of share option granted					€ 23.60		€ 23.60		€ 23.60